Pension and Post Retirement Medical Benefits - Change in Benefit Obligations, Fair Value of Plan Assets and Amounts Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer contributions	$ 6.1	$ 8.2	$ 10.1
Noncurrent liabilities				$ (62.9)	$ (37.4)
International Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation at beginning of year	27.0
Benefit obligation at end of year	33.4	27.0
Fair value of plan assets at beginning of year	28.8
Fair value of plan assets at end of year	28.8	28.8		30.8	28.8
Fair value of plan assets at end of year	30.8	28.8
Funded status of plan				(2.6)	1.8
Current Assets				0.3
Noncurrent Assets				2.0	6.1
Current liabilities					(0.1)
Noncurrent liabilities				(4.9)	(4.2)
Net pension liability, end of fiscal year				(2.6)	1.8
Unrecognized actuarial loss (gain)				(0.3)	(5.6)
Total AOCI (before tax)				(0.3)	(5.6)
US Pension Plans Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation at beginning of year	193.6	212.9
Service cost	0.0	0.0
Interest cost	9.2	8.4
Plan amendments	0.0	0.0
Actuarial (gains) losses	38.1	(17.4)
Part D Rx Subsidy Received	0.0	0.0
Benefits paid	(9.2)	(10.3)
Benefit obligation at end of year	231.7	193.6	212.9
Fair value of plan assets at beginning of year	159.6	145.4
Fair value of plan assets at end of year	159.6	145.4	145.4	172.9	159.6
Actual return on plan assets	17.3	17.0
Employer contributions	5.2	7.5
Benefits paid	(9.2)	(10.3)
Fair value of plan assets at end of year	172.9	159.6	145.4
Funded status of plan				(58.8)	(34.0)
Current liabilities				(0.8)	(0.8)
Noncurrent liabilities				(58.0)	(33.2)
Net pension liability, end of fiscal year				(58.8)	(34.0)
Unrecognized actuarial loss (gain)				27.1	(2.9)
Total AOCI (before tax)				27.1	(2.9)
US Retiree Medical Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation at beginning of year	7.9	8.5
Service cost	0.0	0.0
Interest cost	0.4	0.4
Plan amendments	0.0	0.0
Actuarial (gains) losses	1.5	(0.6)
Part D Rx Subsidy Received	0.0	0.0
Benefits paid	(0.6)	(0.4)
Benefit obligation at end of year	9.2	7.9	$ 8.5
Employer contributions	0.6	0.4
Benefits paid	$ (0.6)	$ (0.4)
Funded status of plan				(9.2)	(7.9)
Current liabilities				(0.7)	(0.5)
Noncurrent liabilities				(8.5)	(7.4)
Net pension liability, end of fiscal year				(9.2)	(7.9)
Prior service cost / (credit)				(9.5)	(12.4)
Unrecognized actuarial loss (gain)				(0.4)	(2.1)
Total AOCI (before tax)				$ (9.9)	$ (14.5)